Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$
Prepaid expenses for bandwidth, rented computer rooms and cabinets	19,913	26,332	4,350
Staff field advances	2,530	3,716	615
Interest receivables	6,998	28,404	4,692
Loans to seller of iJoy (Note 4)	12,885	—	—
Receivables for the disposal of certain construction-in-progress	20,290	20,290	3,352
Loans to shareholder of BJ Yichengtaihe (Note 4)	—	24,000	3,965
Tax recoverable	8,422	21,345	3,526
Other deposits	8,288	10,079	1,664
Other receivables	16,430	20,709	3,420

	95,756	154,875	25,584